Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 778	$ 935	$ 16
Other comprehensive income (loss), net of tax
Net unrealized gains (losses) on available-for-salesecurities	237	(720)	435
Other	22	43	27
Total other comprehensive income (loss), net of tax	259	(677)	462
Total comprehensive income (loss)	1,037	258	478
Comprehensive loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)
Total comprehensive income attributable to Nationwide Life Insurance Company	$ 1,128	$ 354	$ 572